SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
SUBSEQUENT EVENTS

NOTE 12 – SUBSEQUENT EVENTS

On May 11, 2026, our $2.0 million promissory note issued under our Loan Agreement with ZenCredit matured and became due and payable. On May 11, 2026, we received from ZenCredit the principal balance of $2.0 million plus the final quarterly interest payment of $80 thousand, and we reversed a credit loss reserve of $12 thousand.

On April 15, 2026, we entered into the First Amendment, effective as of April 13, 2026, pursuant to which the outside date set forth in the Merger Agreement was extended from June 30, 2026 to August 31, 2026.

On April 17, 2026, we received a letter from the Listing Qualifications Staff of The Nasdaq Stock Market LLC (“Nasdaq”) indicating that, based upon the closing bid price of the Company’s common stock for the last 30 consecutive business days, the Company no longer meets Nasdaq Listing Rule 5550(a)(2), which requires listed companies to maintain a minimum bid price of at least $1 per share. The Nasdaq Listing Rules provided us a compliance period of 180 calendar days, or until October 14, 2026, in which to regain compliance with the Minimum Bid Price Rule. See the “Risk Factors” and “Management’s Discussion and Analysis of Financial Condition and Results of Operations” sections in this report.

NOTE 16 – SUBSEQUENT EVENTS

On March 26, 2026, we received a waiver as of December 31, 2025, for certain events of default under the PNC Facility.

Effective February 15, 2026, the lease held by our subsidiary PeriShip Global in Connecticut used in connection with our Precision Logistics segment was terminated pursuant to a lease termination agreement entered into in January 2026. See Item 2 “Properties” in this Form 10-K of VerifyMe, Inc. for the year ended December 31, 2025 (the “2025 Form 10-K”).

On February 11, 2026, we entered into an Agreement and Plan of Merger (the “Merger Agreement”) with VRME Subsidiary Corp., a Nevada corporation, and our wholly owned subsidiary (the “Merger Sub”) and Open World Ltd. (“OpenWorld”) pursuant to letter agreement previously entered into on January 2, 2026. Upon the terms and subject to the satisfaction of the conditions described in the Merger Agreement, Merger Sub will merge with and into OpenWorld, Merger Sub will cease to exist and OpenWorld will become our wholly-owned subsidiary (the “Merger”).

Also on February 11, 2026, and in connection with the Merger Agreement, we entered into stockholder support agreements whereby certain stockholder of the Company representing approximately 14% or more of the voting power in the aggregate of our common stock, including our directors and officers have agreed to vote their shares, and any shares obtained from the date of the agreement, in favor of the issuance of the Company’s common stock in connection with the Merger at a stockholder’s meeting.

Also on February 11, 2026, and in connection with the Merger Agreement, we entered into an Amended and Restated Employment Agreement with Adam Stedham and an Employment Agreement with Jennifer Cola, each agreement effective as of the Effective Time of the Merger.

Also on February 11, 2026, and in connection with the Merger Agreement, our Board of Directors approved a severance period for Ms. Cola effective immediately and which will expire upon the Effective Time of the Merger (the “Severance Period”), whereby Ms. Cola will receive a continuation of her base salary and benefits for a period of six months if she is terminated without cause during the Severance Period.

Also on February 11, 2026, and in connection with the Merger Agreement, we sent notice to Roth of our election to terminate the ATM Program, which by the terms of the At-The-Market Sales Agreement became effective on February 16, 2026.

See Item 1 “Business - Recent Developments” in the 2025 Form 10-K for additional information on the Merger Agreement, proposed Merger, consideration to be issued in connection with the Merger, the stockholder support agreements, the employment agreements with Mr. Stedham and Ms. Cola, the Severance Period granted to Ms. Cola, the termination of the ATM Program, and matters ancillary thereto.

On January 2, 2026, the Company issued 47,464 shares of common stock, of which 19,271 were issued from treasury, upon vesting of 70,773 restricted stock units, net of 23,309 shares withheld for taxes related to stock grants on January 1, 2025.

Open World Ltd. [Member]
SUBSEQUENT EVENTS

20. SUBSEQUENT EVENTS

Management has evaluated subsequent events through to May 29, 2026.

Notes Payable

On April 30, 2026, the Company received an additional loan advance of $400,000 from Webslinger Holdings Inc., a significant stockholder of the Company, pursuant to the existing loan agreement entered into on January 5, 2026 and amended and restated on May 25, 2026. On May 19, 2026, the Company received an additional loan advance of $350,000 from Webslinger Holdings Inc. under the same agreement. Both additional advances bear interest at 5% per annum and are subject to the terms and conditions of the amended and restated loan agreement (see Note 11).

Management believes the arrangements align with the Company’s broader capital strategy and support continued execution of its platform development and strategic partnerships. The Company evaluated these transactions as non-recognized subsequent events in accordance with ASC 855, Subsequent Events and accordingly, no amounts related to these loan advances have been recorded in the accompanying unaudited interim condensed consolidated financial statements.

SAFEs

On April 2, 2026 and May 22, 2026, the Company received gross proceeds of $100,000 and $1,000,000, respectively, through the issuance of additional Simple Agreements for Future Equity (“SAFEs”) with investors. The SAFEs are on substantially similar terms to the SAFEs issued during the three months ended March 31, 2026 (see Note 13), including conversion into shares of the Company’s preferred stock upon the occurrence of a qualified equity financing, subject to a valuation cap of $150,000,000. The SAFEs do not bear interest and have no maturity date. Management believes the financing will support the continued development of the Company’s platform and strategic partnerships and position the Company to pursue additional growth opportunities.

The Company evaluated these transactions as non-recognized subsequent events in accordance with ASC 855, Subsequent Events, and therefore no amounts related to the SAFEs have been recognized in the accompanying unaudited interim condensed consolidated financial statements.

Strategic Agreements

On May 5, 2026, the Company announced agreements with Figure Technology Solutions, Inc. (“Figure”) related to the tokenization and trading of the Company’s equity securities in connection with the proposed VerifyMe merger transaction. The agreements contemplate the use of Figure’s Onchain Public Equity Network (“OPEN”) to support the issuance, trading and ongoing administration of tokenized equity securities and are intended to enable holders to elect to hold their shares either in traditional book-entry form on Nasdaq or as blockchain-based tokenized shares on OPEN. The Company evaluated these agreements as non-recognized subsequent events in accordance with ASC 855, Subsequent Events, and therefore no amounts related to the agreements have been recognized in the accompanying unaudited interim condensed consolidated financial statements.

Notes receivable

On May 19, 2026, the Company entered into a non-binding letter of intent with Jolt Charge USA Inc. ("JOLT") to pursue a strategic partnership involving technology, structuring, and financial advisory services related to JOLT's electric vehicle charging business, including a potential tokenized financing structure. Any definitive agreement would be contingent upon the Company facilitating a financing structure providing at least $90.0 million of funding to JOLT and remains subject to definitive documentation, due diligence, financing availability, and other customary conditions. No definitive agreement had been executed as of the date these financial statements were issued.

On May 28, 2026, the Company entered into a second promissory note agreement with mCloud Technologies Saudi Arabia, an entity affiliated with the Company’s President, pursuant to which the Company agreed to advance an additional $150,000. See Note 11. The Company evaluated this agreement as a non-recognized subsequent event in accordance with ASC 855, Subsequent Events, and therefore no amounts related to the agreement have been recognized in the accompanying unaudited interim condensed consolidated financial statements.

19.     SUBSEQUENT EVENTS

Proposed Merger Transaction

On February 11, 2026, the Company entered into a definitive merger agreement with VerifyMe, Inc. (“VerifyMe”), a publicly traded company listed on Nasdaq, pursuant to which VerifyMe will acquire OpenWorld through a merger transaction. Upon closing, OpenWorld’s shareholders are expected to own approximately 90% of the combined company and VerifyMe’s legacy stockholders approximately 10%, on a fully diluted basis. The board of the combined company is expected to consist of seven directors, with six appointed by OpenWorld and one appointed by VerifyMe.

The proposed transaction is expected to establish a public market platform for OpenWorld’s digital asset and real-world asset tokenization strategy, enabling broader access to capital markets and enhancing the Company’s ability to scale its integrated platform, asset management offerings. Management anticipates that the combined company will be positioned to drive incremental revenue opportunities through the alignment of OpenWorld’s platform capabilities with its expanding ecosystem of strategic partnerships and initiatives.

The transaction is subject to customary closing conditions, including VerifyMe maintaining a minimum cash balance of $1,000,000 at closing. A termination fee of $400,000 is payable under certain circumstances. The transaction had not closed as of the date these financial statements were issued.

Loans Payable

On January 5, 2026, the Company entered into a loan agreement with Webslinger Holdings Inc., a significant shareholder of the Company, pursuant to which the lender agreed to provide financing of up to $750,000. The loan bears interest at a rate of 5% per annum. The original maturity date of April 5, 2026 was subsequently extended by approximately 60 days. Funds were received on January 16, 2026. The Company may prepay the loan, in whole or in part, at any time without penalty.

Management believes the arrangement aligns with the Company’s broader capital strategy and supports continued execution of its platform development and strategic partnerships. The Company evaluated this transaction as a non-recognized subsequent event in accordance with ASC Topic 855, Subsequent Events, and accordingly, no amounts related to this loan have been recorded in the accompanying financial statements.

Strategic Partnership

On January 20, 2026, the Company entered into a strategic partnership agreement with mCloud Technologies Saudi Arabia, an entity affiliated with the Company’s President, to support the development of a regional platform focused on real-world asset tokenization initiatives in the Kingdom of Saudi Arabia.

The arrangement establishes a framework for collaboration on technology development, marketing, and commercial activities and is expected to support the Company’s expansion into the Middle East market. In connection with the partnership, the Company may provide financing through a convertible promissory note and participate in revenue sharing arrangements, subject to the execution of definitive agreements and satisfaction of certain conditions.

Management believes the partnership aligns with the Company’s broader platform strategy and may contribute to future revenue opportunities through integration with its digital asset and real-world asset tokenization initiatives. The Company evaluated this arrangement as a non-recognized subsequent event in accordance with ASC Topic 855, Subsequent Events, and accordingly, no amounts have been recorded in the accompanying financial statements.

SAFE Financing

In March 2026, the Company commenced its strategic fundraising initiatives through the issuance of Simple Agreements for Future Equity (“SAFEs”) with certain investors and has received gross proceeds of approximately $350,000. Management believes these strategic investors will be additive not only in capital to support the continued development of the Company’s platform and strategic partnerships and positions the Company to pursue additional growth opportunities.

The SAFEs will convert into shares of the Company’s preferred stock upon the occurrence of a qualified equity financing, subject to a valuation cap of $150,000,000. The SAFEs do not bear interest and have no maturity date.

The Company evaluated this transaction as a non-recognized subsequent event in accordance with ASC Topic 855, Subsequent Events, and has not recorded any amounts related to the SAFE financing in the accompanying financial statements.

Consulting Agreement

On March 25, 2026, the Company entered into a consulting agreement with a third party pursuant to which the consultant will provide advisory services to the Company. The agreement includes monthly cash compensation and potential additional compensation, including equity-based incentives.

In connection with the agreement, the Company may grant up to 1,000,000 warrants to purchase shares of the Company’s common stock (or its publicly traded parent entity). However, such warrants had not been issued or outstanding as of December 31, 2025 and remain contingent upon the successful completion of a proposed reverse takeover transaction.

The Company will evaluate any warrants issued under ASC Topic 815-40, Derivatives and Hedging, at the time of issuance to determine the appropriate classification as either equity or liability instruments. If issued and classified as equity, the warrants would be recorded at fair value within additional paid-in capital and would not be subsequently remeasured.

The Company has evaluated this event in accordance with ASC Topic 855, Subsequent Events, and determined that it represents a non-recognized subsequent event as it relates to conditions arising after December 31, 2025. Accordingly, no amounts have been recorded in the accompanying consolidated financial statements.